Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

January 5, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Premium Money Market Trust
(filing relates solely to Western Asset Premium Liquid Reserves, Western Asset Premium U.S. Treasury Reserves and Western Asset Premium Tax Free Reserves (the “Funds”))
(File Nos. 33-28844 and 811-5812)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 34 to the registration statement for the Trust (the “Amendment”) relating to the Funds would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on December 17, 2010 and became effective on December 31, 2010, is the most recent amendment to the Trust’s registration statement.

Please call Matthew Prasse at (617) 951-8693 or the undersigned at (617) 951-8381 with any comments or questions relating to the filing.

Sincerely,

/s/ Mari Wilson

Mari Wilson